--------------------------------------------------------------------------------
INTERNATIONAL REGIONAL
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Alliance Greater
China '97 Fund

Semi-Annual Report
January 31, 2001


                                         [LOGO] Alliance Capital(R)
                                    The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                           o Are Not FDIC Insured
                           o May Lose Value
                           o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

--------------------------------------------------------------------------------
                                                          LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS
March 26, 2001

Dear Shareholder:

This report contains the investment results, economic review, and outlook for Alliance Greater China '97 Fund (the "Fund") for the semi-annual reporting period ended January 31, 2001.

Investment Objective and Policies

This open-end fund is a non-diversified management investment company that seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities issued by Greater China companies ("Greater China" refers to the People's Republic of China ("China"), the Hong Kong Special Administrative Region ("Hong Kong") and the Republic of China ("Taiwan")).

Investment Results

The following table provides the performance results for the Fund for the six- and 12-month periods ended January 31, 2001, relative to its benchmarks, the Morgan Stanley Capital International (MSCI) indices (China Free, Hong Kong and Taiwan) and the Lipper China Region Funds Average (the "Lipper Average"). Over the six-month period under review, the Fund outperformed the Lipper Average. This outperformance was primarily due to the Fund's reduced exposure in the technology, media and telecommunications (TMT) sector, especially to technology companies in Taiwan.

INVESTMENT RESULTS*
Periods Ended January 31, 2001

                                ----------------------------
                                       Total Returns
                                ----------------------------
                                6 months           12 months
------------------------------------------------------------
Alliance Greater
China '97 Fund
  Class A                       -8.51%             -14.00%
------------------------------------------------------------
  Class B                       -9.08%             -14.88%
------------------------------------------------------------
  Class C                       -8.98%             -14.71%
------------------------------------------------------------
MSCI China
Free Index                      -19.94%            -18.82%
------------------------------------------------------------
MSCI Hong
Kong Index                      -5.31%             -4.85%
------------------------------------------------------------
MSCI Taiwan
Index                           -24.99%            -38.79%
------------------------------------------------------------
Lipper China
Region Funds
Average                         -10.31%            -6.21%
------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2001. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

      The Morgan Stanley Capital International (MSCI) China Free


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 1

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

      Index, the MSCI Hong Kong Index, and the MSCI Taiwan Index are market capitalization-weighted indices of companies located in their respective countries, and are respectively comprised of 30, 28 and 63 companies as of the period ended January 31, 2001. The Lipper China Region Funds Average represents funds that invest in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region. These funds generally have similar investment objectives to the Fund, although investment policies for the various funds may differ. For the six- and 12-month periods ended January 31, 2001, the Lipper Average included 24 and 22 funds, respectively. All comparative indices and the average are unmanaged and reflect no fees or expenses. An investor cannot invest directly in an index or average, and its results are not indicative of any specific investment, including Alliance Greater China '97 Fund.

      Additional investment results appear on pages 4-7.

Market Review

The equity markets in the Greater China region were negatively affected by external factors during the period under review, in particular the slowdown of the U.S. economy. Globally, the TMT sector has undergone a de-rating, and investors were generally concerned with a slowdown in corporate earnings. The Hong Kong stock market held up relatively well as the property and finance sectors tended to perform well with interest rates trending down. The Chinese Class B shares (available only to foreign investors) continued to perform well due to speculation that the government may introduce measures to narrow the discount between Chinese Class B shares and the Chinese Class A shares (available only to domestic investors). The downtrend of the Taiwan stock market continued due to the weak performance of the semiconductor sector and concern about an economic slowdown.

Economic Review

The critical issue most investors are concerned about is the path that the U.S. economy will be taking in the coming months. With U.S. interest rates already cut three times since January 2001, we believe the Federal Reserve may lower the rate again in the middle of the year. The economic outlook for the Greater China region is positive, as China will remain the engine of growth even with a slowdown in the U.S. economy.

China's forthcoming entry into the World Trade Organization (WTO) is an important step for China to further integrate into the world economy. We believe foreign direct investment into China will increase sharply and the trading volume of exports and imports will also show strong increases post the WTO entry. In 2001, we believe China's gross domestic product (GDP) growth will be around 7% to 8%.

The Hong Kong economy continued to recover during 2000, although growth for 2001 is expected to slow down to 5% to 6% from the 9.8% achieved in 2000. Hong Kong is expected to benefit primarily from lower interest rates, and secondly from being the major service center for multinational companies entering the Chinese market.


--------------------------------------------------------------------------------
2 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                          LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The outlook for the Taiwanese economy is less rosy in 2001, as the semiconductor and electronics industries may experience some slowdown in the first half of 2001 before a clearer picture emerges in the U.S. However, the Taiwanese economy could take an upturn, should the government adopt a more pragmatic approach in dealing with the cross-straits relationship with China.


[PHOTO]

John D. Carifa

[PHOTO]

Mathew W.S. Lee

Portfolio Manager, Matthew
W.S. Lee, is Chief Investment
Officer, New-Alliance Asset
Management(Asia) Limited.
Mr. Lee has over 15 years of
investment experience.

Outlook

The overall outlook for the Greater China economies is positive, as the WTO entry and lower U.S. interest rates should provide growth momentum for China and Hong Kong in particular. The Fund trimmed down its exposure in the TMT sector during the second half of 2000, and has shifted emphasis to this interest rate sensitive sector. Going forward, we plan to focus on companies that are well placed to take advantage of China's entry into the WTO. Selectively, TMT stocks with solid earnings may be added on weakness as valuations becomes attractive.

Thank you again for your interest and investment in Alliance Greater China '97 Fund. We look forward to reporting to you in the ensuing periods.

Sincerely,


/s/ John D. Carifa
John D. Carifa
Chairman and President


/s/ Matthew W.S. Lee
Matthew W.S. Lee
Senior Vice President


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 3

--------------------------------------------------------------------------------
PERFORMANCE UPDATE
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCE GREATER CHINA '97 FUND
GROWTH OF A $10,000 INVESTMENT
9/30/97* TO 1/31/01

o Alliance Greater China '97 Fund
o MSCI Hong Kon Index
o MSCI China Free Index
o MSCI Taiwan Index

                              [LINE CHART OMITTED]

MSCI Hong Kong Index: $9,694

Alliance Greater China '97 Fund Class A: $9,243

MSCI Taiwan Index: $6,946

MSCI China Free Index: $3,191

This chart illustrates the total value of an assumed $10,000 investment in Alliance Greater China '97 Fund Class A shares (from 9/30/97 to 1/31/01) as compared to the performance of appropriate indices. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged Morgan Stanley Capital International (MSCI) China Free Index, the MSCI Hong Kong Index, and the MSCI Taiwan Index are market capitalization-weighted indices of companies located in their respective countries, and are respectively comprised of 30, 28, and 63 companies as of January 31, 2001.

When comparing Alliance Greater China '97 Fund to the indices shown above, you should note that no charges or expenses are reflected in the performance of the indices. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Greater China '97 Fund.

* Closest month-end after Fund's Class A share inception date of 9/3/97.


--------------------------------------------------------------------------------
4 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                              PERFORMANCE UPDATE
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCE GREATER CHINA '97 FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 1/31

o Alliance Greater China '97 Fund
o Lipper China Region Funds Average

                              [BAR CHART OMITTED]

                                   DRAFT COPY

           Alliance Greater China '97 Fund--Yearly Periods Ended 1/31
--------------------------------------------------------------------------------
                                     Alliance Greater    Lipper China Region
                                      China '97 Fund        Funds Average
--------------------------------------------------------------------------------
        1/31/98*                         -40.41%              -41.94%
        1/31/99                            0.34%               -9.62%
        1/31/00                           85.50%               81.98%
        1/31/01                          -14.00%               -6.21%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased of redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Total returns for Class B, Class C, and Advisor Class shares will differ due to different expenses associated with these classes.

The unmanaged Lipper China Region Funds Average represents funds that invest in equity securities whose primary trading markets or operations are concentrated in the China region or in a single country within this region. These funds generally have similar investment objectives to the Fund, although investment policies for the various funds may differ. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance Greater China '97 Fund.

* The Fund's return for the period ended 1/31/98 is from the Fund's inception date of 9/3/97. The benchmark's return for the period ended 1/31/98 is from 8/31/97 through 1/31/98.


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 5

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

PORTFOLIO SUMMARY
January 31, 2001 (unaudited)

INCEPTION DATES

Class A Shares
9/3/97
Class B Shares
9/3/97
Class C Shares
9/3/97

PORTFOLIO STATISTICS

Net Assets ($mil): $7.56
Median Market Capitalization ($mil): $5,647

SECTOR BREAKDOWN

o 33.9% Finance                                 [PIE CHART OMITTED]
o 15.8% Consumer Services
o 13.1% Multi-Industry
o 10.4% Transportation
o  4.7% Technology
o  4.2% Basic Industry
o  2.2% Consumer Staples
o  1.9% Utilities
o  1.0% Capital Goods
o  0.9% Energy
o  0.3% Health Care

o 11.6% Short-Term

COUNTRY BREAKDOWN

o 84.1% Hong Kong                               [PIE CHART OMITTED]
o  3.3% People's Republic of China
o  1.0% Taiwan

o 11.6% Short-Term

All data as of January 31, 2001. The Fund's sector and country breakdowns may vary over time. These breakdowns are expressed as a percentage of total investments (excluding cash and cash equivalents).


--------------------------------------------------------------------------------
6 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                              INVESTMENT RESULTS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 2001

Class A Shares
--------------------------------------------------------------------------------
                                         Without Sales Charge  With Sales Charge
         1 Year                                -14.00%             -17.67%
Since Inception*                                -1.38%              -2.61%

Class B Shares
--------------------------------------------------------------------------------
                                         Without Sales Charge  With Sales Charge
         1 Year                                -14.88%             -18.28%
Since Inception*                                -2.23%              -2.51%

Class C Shares
--------------------------------------------------------------------------------
                                         Without Sales Charge  With Sales Charge
         1 Year                                -14.71%           -15.56%
Since Inception*                                -2.19%            -2.19%

             SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES) AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2000)

                                                Class A     Class B    Class C
                                                Shares      Shares     Shares
--------------------------------------------------------------------------------
         1 Year                                 -27.54%     -27.96%    -25.67%
Since Inception*                                 -3.96%      -3.76%     -3.51%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with this class.

Since the Fund invests in foreign currency denominated securities, fluctuations may be magnified by changes in foreign exchange rates. The Fund will invest substantially all of its assets in Greater China companies and is subject to greater risk than would a fund with a more diversified portfolio. Investments in Greater China companies entail risks different from, and in certain cases, greater than, risks associated with investments in the U.S. or in other international markets.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*     Inception date: 9/3/97, all share classes.


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 7

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
January 31, 2001 (unaudited)

                                                                     Percent of
Company                                              U.S. $ Value    Net Assets
--------------------------------------------------------------------------------
Cheung Kong Holdings, Ltd.--The company
is involved in property development and
investment, infrastructure and related
businesses.                                          $  530,824            7.0%
--------------------------------------------------------------------------------
HSBC Holdings Plc.--The company provides
a variety of international banking and
financial services including retail and
corporate banking, trade, trusteeship,
securities, custody, capital markets,
treasury, private and investment banking
and insurance.                                          373,884            4.9
--------------------------------------------------------------------------------
Hutchison Whampoa, Ltd.--The company has
diverse operations including property
investment and development, port
services, retail, manufacturing,
finance, investment and other services.                 370,615            4.9
--------------------------------------------------------------------------------
China Resources Enterprise, Ltd.--The
holding company, through its
subsidiaries, develops and invests in
real estate and infrastructural
projects, provides cold storage
services, and manufactures beer products
and office furniture.                                   347,728            4.6
--------------------------------------------------------------------------------
Hong Kong Exchanges & Clearing, Ltd.--
Owns and operates the stock exchange and
futures exchange in Hong Kong, and their
related clearing houses. The company
provides the trading platforms for a
range of cash and derivatives products,
and the facilities for processing
trades.                                                 292,338            3.9
--------------------------------------------------------------------------------
China Unicom, Ltd.--The company provides
telecommunications services in the
People's Republic of China. The
company's services include cellular,
paging, long distance, data and Internet
services.                                               281,183            3.7
--------------------------------------------------------------------------------
Legend Holdings, Ltd.--The company,
through its subsidiaries, manufactures
and distributes the Legend brand
personal computer, manufactures
motherboards, distributes brand name
computers and provides system
integration services.                                   273,105            3.6
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                            TEN LARGEST HOLDINGS
--------------------------------------------------------------------------------

                                                                     Percent of
Company                                              U.S. $ Value    Net Assets
--------------------------------------------------------------------------------
MTR Corp., Ltd.--Provides public
transpor-tation services in Hong Kong.
The company owns and operates the Mass
Transit Railway. The company also
develops, sells, and manages real
estate, such as residential and
commercial properties. In addition, the
company leases commercial facilities and
provides services within the Mass
Transit Railway, such as
telecommunication facilities.                        $  271,438            3.6%
--------------------------------------------------------------------------------
Li & Fung, Ltd.--The company, through
it's subsidiaries, operates an export
trading business. The company exports
consumer products such as garments,
fashion accessories, toys, games,
sporting goods, home furnishings,
handicrafts, shoes, travel goods and
tableware.                                              264,181            3.5
--------------------------------------------------------------------------------
China Mobile (Hong Kong), Ltd.--The
company provides cellular
telecommunications services in the
People's Republic of China.                             255,411            3.4
--------------------------------------------------------------------------------
                                                     $3,260,707           43.1%


--------------------------------------------------------------------------------
                                             ALLIANCE GREATER CHINA '97 FUND o 9

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
January 31, 2001 (unaudited)
                                                                   Percent of
                                                     U.S. $ Value  Net Assets
--------------------------------------------------------------------------------
Basic Industry                                        $  329,457       4.4%
--------------------------------------------------------------------------------
Capital Goods                                             81,600       1.1
--------------------------------------------------------------------------------
Consumer Services                                      1,232,052      16.3
--------------------------------------------------------------------------------
Consumer Staples                                         168,928       2.2
--------------------------------------------------------------------------------
Energy                                                    66,632       0.9
--------------------------------------------------------------------------------
Finance                                                2,635,173      34.8
--------------------------------------------------------------------------------
Healthcare                                                22,772       0.3
--------------------------------------------------------------------------------
Multi Industry                                         1,015,168      13.4
--------------------------------------------------------------------------------
Technology                                               364,999       4.8
--------------------------------------------------------------------------------
Transportation                                           805,858      10.7
--------------------------------------------------------------------------------
Utilities                                                150,592       2.0
--------------------------------------------------------------------------------
Total Investments*                                     6,873,231      90.9
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities                 688,719       9.1
--------------------------------------------------------------------------------
Net Assets                                            $7,561,950     100.0%
--------------------------------------------------------------------------------

*     Excludes short term obligations


--------------------------------------------------------------------------------
10 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
January 31, 2001 (unaudited)


Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Common Stocks & Other Investments-90.9%

Hong Kong-86.4%
Aeon Credit Service (Asia) Co., Ltd. ..........          81,400     $    27,919
Cathay Pacific Airways ........................          40,000          62,314
Cheung Kong Holdings, Ltd. ....................          40,000         530,824
Cheung Kong Infrastructure Holdings, Ltd. .....          20,000          31,413
China Eastern Airlines Co., Ltd. Cl H(a) ......         850,000         130,783
China Everbright, Ltd. ........................         210,000         214,060
China Merchants Holdings International
  Co., Ltd. ...................................         200,000         137,194
China Mobile (Hong Kong), Ltd.(a) .............          40,000         255,411
China National Aviation Co., Ltd. .............         400,000          62,058
China Petroleum & Chemical Corp. Cl. H(a) .....         464,000          66,632
China Resources Enterprise, Ltd. ..............         240,000         347,728
China Southern Airlines Co., Ltd. Cl H(a) .....         450,000         129,821
China Unicom, Ltd.(a) .........................         170,000         281,183
Citic Ka Wah Bank, Ltd. .......................         200,000          75,008
Citic Pacific, Ltd. ...........................          25,000          97,766
Convenience Retail Asia, Ltd.(a) ..............          66,000           9,986
Dah Sing Financial Group, Ltd. ................          40,000         215,407
Esprit Holdings, Ltd. .........................          80,000          89,240
Henderson Investment, Ltd. ....................         150,000         113,473
Henderson Land Development Co., Ltd. ..........          15,000          79,623
HKCB Bank Holding Co., Ltd. ...................         270,000          96,933
Hong Kong Exchanges & Clearing, Ltd. ..........         120,000         292,338
HSBC Holdings Plc .............................          24,000         373,884
Huaneng Power International, Inc. Cl. H .......         260,000         119,179
Hutchison Whampoa, Ltd. .......................          28,200         370,615
Industrial and Commercial Bank of China (Asia),
  Ltd.(a) .....................................          80,000          68,725
Kerry Properties, Ltd. ........................         120,000         166,940
Legend Holdings, Ltd. .........................         300,000         273,105
Li & Fung, Ltd. ...............................         136,000         264,181
MTR Corp., Ltd.(a) ............................         146,000         271,438
New World Development Co., Ltd. ...............          60,000          95,010
Phoenix Satellite TV Holdings, Ltd.(a) ........         500,000         121,166
Prosten Technology Holdings, Ltd. .............         340,000          32,696
  Warrants, expiring 1/08/04(a) ...............         162,180           1,414
Sinopec Shanghai Petrochemical Co., Ltd. ......         750,000          72,123
Swire Pacific, Ltd. Cl. A .....................          27,000         199,059
TCC International Holdings, Ltd. ..............         200,000          40,517
Technology Venture Holdings, Ltd. .............          80,000          23,336
Television Broadcasts, Ltd. ...................          30,000         170,402
Tingyi (Cayman Islands) Holding Corp. .........         700,000          77,187
Tong Ren Tang Technologies Co., Ltd.(a) .......          74,000          22,772
Wharf (Holdings), Ltd.(a) .....................          60,000         168,479
Wing Hang Bank, Ltd. ..........................          30,000         116,550


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 11

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------

Yizheng Chemical Fibre Co., Ltd. Cl. H ........         450,000     $    79,623
Zhejiang Expressway Co., Ltd. Cl. H ...........         400,000          61,545
                                                                    -----------
                                                                      6,537,060
                                                                    -----------
People's Republic of China-3.5%
Dazhong Transportation Co., Ltd. Cl. B(b) .....         150,000          87,900
Worldbest Kama Machinery Co., Ltd. Cl B(a)(b) .         240,000          81,600
Yantai Changyu Pioneer Wine Co., Ltd. Cl. B ...         150,000          91,740
                                                                    -----------
                                                                        261,240
                                                                    -----------
Taiwan-1.0%
Taiwan Cellular Corp.(a) ......................          24,000          40,483
Taiwan Semiconductor Manufacturing Co.,
  Ltd.(a) .....................................          10,550          34,448
                                                                    -----------
                                                                         74,931
                                                                    -----------
Total Common Stocks & Other Investments
  (cost $6,730,792) ...........................                       6,873,231
                                                                    -----------

Time Deposit-11.9%
Bank One
  5.60%, 2/01/01
  (cost $900,000) .............................     $       900         900,000
                                                                    -----------

Total Investments-102.8%
  (cost $7,630,792) ...........................                       7,773,231
Other assets less liabilities-(2.8)% ..........                        (211,281)
                                                                    -----------

Net Assets-100%................................                      $7,561,950
                                                                     ==========

(a)   Non-income producing security.
(b)   United States dollar denominated security.

      See notes to financial statements.


--------------------------------------------------------------------------------
12 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
January 31, 2001 (unaudited)

Assets
Investments in securities, at value (cost $7,630,792) ..................     $ 7,773,231
Cash ...................................................................          54,533
Foreign cash, at value (cost $5,995) ...................................           6,015
Receivable for capital stock sold ......................................         538,616
Receivable for investment securities sold ..............................         400,065
Deferred organization expenses .........................................         111,121
Receivable from Adviser ................................................          24,898
Interest receivable ....................................................              86
                                                                             -----------
Total assets ...........................................................       8,908,565
                                                                             -----------
Liabilities
Payable for investment securities purchased ............................         900,000
Payable to Adviser (reimbursement to Adviser for
  organizational expenses) .............................................         326,500
Payable for capital stock redeemed .....................................          25,386
Distribution fee payable ...............................................           4,374
Accrued expenses .......................................................          90,355
                                                                             -----------
Total liabilities ......................................................       1,346,615
                                                                             -----------
Net Assets .............................................................     $ 7,561,950
                                                                             ===========
Composition of Net Assets
Capital stock, at par ..................................................     $       812
Additional paid-in capital .............................................       7,729,422
Accumulated net investment loss ........................................         (51,901)
Accumulated net realized loss on investments
  and foreign currency transactions ....................................        (258,842)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities ..................         142,459
                                                                             -----------
                                                                             $ 7,561,950
                                                                             ===========
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($2,850,515 / 301,463 shares of beneficial interest
  issued and outstanding) ..............................................           $9.46
Sales charge--4.25% of public offering price ...........................             .42
                                                                                   -----
Maximum offering price .................................................           $9.88
                                                                                   =====
Class B Shares
Net asset value and offering price per share
  ($3,557,385 / 386,080 shares of beneficial interest
  issued and outstanding) ..............................................           $9.21
                                                                                   =====
Class C Shares
Net asset value and offering price per share
  ($995,409 / 107,968 shares of beneficial interest
  issued and outstanding) ..............................................           $9.22
                                                                                   =====
Advisor Class Shares
Net asset value, redemption, and offering price per share
  ($158,641 / 16,651 shares of beneficial interest issued
  and outstanding) .....................................................           $9.53
                                                                                   =====

See notes to financial statements.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 13

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2001 (unaudited)

Investment Income
Dividends (net of foreign taxes
  withheld of $2) ...............................     $  38,200
Interest ........................................         8,779      $  46,979
                                                      ---------
Expenses
Advisory fee ....................................        36,229
Distribution fee - Class A ......................         3,466
Distribution fee - Class B ......................        18,053
Distribution fee - Class C ......................         5,787
Custodian .......................................        97,689
Administrative ..................................        63,500
Amortization of organizational expenses .........        32,752
Audit and legal .................................        26,971
Registration ....................................        21,429
Transfer agency .................................        16,873
Printing ........................................         9,127
Directors' fees .................................         5,779
Miscellaneous ...................................         7,975
                                                      ---------
Total expenses ..................................       345,630
Less: expenses waived and reimbursed
  (see Note B) ..................................      (238,258)
Less: expense offset arrangement
  (see Note B) ..................................          (657)
                                                      ---------
Net expenses ....................................                      106,715
                                                                     ---------
Net investment loss .............................                      (59,736)
                                                                     ---------
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized loss on investment
  transactions ..................................                      (21,929)
Net realized loss on foreign currency
  transactions ..................................                       (2,649)
Net change in unrealized
  appreciation / depreciation of:
  Investments ...................................                     (571,904)
  Foreign currency denominated assets
   and liabilities ..............................                          285
                                                                     ---------
Net loss on investments and
  foreign currency transactions .................                     (596,197)
                                                                     ---------
Net Decrease in Net Assets from
  Operations ....................................                    $(655,933)
                                                                     =========

See notes to financial statements.


--------------------------------------------------------------------------------
14 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                   Six Months
                                                     Ended
                                                   January 31,       Year Ended
                                                      2001            July 31,
                                                  (unaudited)           2000
                                                  -----------       -----------
Increase (Decrease) in Net Assets
from Operations
Net investment loss ........................      $   (59,736)      $   (51,435)
Net realized gain (loss) on investments
  and foreign currency transactions ........          (24,578)        1,275,696
Net change in unrealized
  appreciation / depreciation of
  investments and foreign currency
  denominated assets and liabilities .......         (571,619)          (44,596)
                                                  -----------       -----------
Net increase (decrease) in net assets
  from operations ..........................         (655,933)        1,179,665
Capital Stock Transactions
Net increase ...............................           55,123         3,747,700
                                                  -----------       -----------
Total increase (decrease) ..................         (600,810)        4,927,365
Net Assets
Beginning of period ........................        8,162,760         3,235,395
                                                  -----------       -----------
End of period ..............................      $ 7,561,950       $ 8,162,760
                                                  ===========       ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 15

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
January 31, 2001 (unaudited)

NOTE A
Significant Accounting Policies

Alliance Greater China '97 Fund, Inc. (the "Fund") was organized as a Maryland corporation on April 30, 1997 and is registered under the In vestment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies fol lowed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adop ted by, the Board of Directors. Fixed income securities may be valued on the


--------------------------------------------------------------------------------
16 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Organization Expenses

Organization expenses of approximate ly $326,500 have been deferred and are being amortized on a straight-line basis through August 2002.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such se curities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, in terest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and for eign currency denominated assets and liabilities.

4. Taxes

It is the Fund's policy to meet the re quirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Income and Expenses

All income earned and expenses in curred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares also have no distribution fees).

6. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advi sory agreement, the Fund pays Alliance Capital Management L.P. ("the Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Adviser has agreed for the current fiscal year to waive its fee and bear certain expenses so that total expenses do not exceed on an annual basis 2.50%, 3.20%, 3.20%, and 2.20% of average net assets, respectively, for the Class A, Class B, Class C and Advisor Class shares. For the six months ended January 31, 2001, such reimbursement amounted to $174,758.

Pursuant to the advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2001, the Adviser agreed to waive its fees for such services. Such waiver amounted to $63,500.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended January 31, 2001, such fees amounted to $10,940.

For the six months ended January 31, 2001, the Fund's expenses were reduced by $657 under an expense offset arrangement with Alliance Fund Services, Inc.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of 2,574 from the sale of Class A shares and 7,136 and 1,173 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended January 31, 2001.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2001, amounted to $16,358. For the period from August 1, 2000 to October 31, 2000, no com mission was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser (whose affiliation ended on November 2, 2000), nor to DLJ direct-


--------------------------------------------------------------------------------
18 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ly. Effective October 2, 2000, Sanford C. Bernstein & Co. LLC ("SCB") became an affiliate of the Adviser. For the period from October 2, 2000 to January 31, 2001, no brokerage commission was paid to SCB directly.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of 1,630,406 and 303,918 for Class B and Class C shares, respectively; such costs may be re covered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agree ment, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term and U.S. government obligations) aggregated $2,512,680 and $3,093,045 respectively, for the six months ended January 31, 2001. There were no purchases or sales of U.S. government or government agency obligations for the six months ended January 31, 2001

At January 31, 2001, the cost of in vestments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Ac cordingly, gross unrealized appre ciation of investments was $852,109 and gross unrealized depreciation of investments was $709,670 resulting in net un realized appreciation of $142,439 (excluding foreign currency transactions).

At July 31, 2000, the Fund had a net capital loss carryforward for federal income tax purposes of $138,490, which expires in the year 2007.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts for investment pur poses and to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash (or other) liquid assets in a separate account of the Fund having a value at least equal to the aggre gate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward exchange currency contracts outstanding at January 31, 2001.

NOTE E
Capital Stock

There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:

                ----------------------------------  ----------------------------------
                                Shares                              Amount
                ----------------------------------  ----------------------------------
                Six Months Ended                    Six Months Ended
                January 31, 2001        Year Ended  January 31, 2001        Year Ended
                     (unaudited)     July 31, 2000       (unaudited)     July 31, 2000
--------------------------------------------------------------------------------------
Class A
Shares sold              328,670           475,967      $  3,014,996      $  4,953,854
Shares redeemed         (266,192)         (360,184)       (2,431,838)       (3,869,659)
--------------------------------------------------------------------------------------
Net increase              62,478           115,783      $    583,158      $  1,084,195
--------------------------------------------------------------------------------------

Class B
Shares sold              353,500         1,197,382      $  3,208,986      $ 11,840,955
Shares redeemed         (366,740)       (1,032,319)       (3,382,512)
                                                                           (10,309,321)
--------------------------------------------------------------------------------------
Net increase
  (decrease)             (13,240)          165,063      $   (173,526)     $  1,531,634
--------------------------------------------------------------------------------------

Class C
Shares sold               44,553           319,761      $    436,692      $  3,314,373
Shares redeemed          (72,125)         (204,172)         (689,259)       (2,251,572)
--------------------------------------------------------------------------------------
Net increase
  (decrease)             (27,572)          115,589      $   (252,567)     $  1,062,801
--------------------------------------------------------------------------------------

Advisor Class
Shares sold                  975            49,323      $      8,725      $    527,728
Shares redeemed          (10,534)          (42,667)         (110,667)         (458,658)
--------------------------------------------------------------------------------------
Net increase
  (decrease)              (9,559)            6,656      $   (101,942)     $     69,070
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE F
Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2001.

NOTE G
Concentration of Risk

Investing in securities of foreign companies involves special risk which include the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                           ---------------------------------------------------
                                                                Class A
                                           ---------------------------------------------------
                                            Six Months                            September 3,
                                                 Ended                                 1997(a)
                                           January 31,      Year Ended July 31,             to
                                                  2001    ----------------------      July 31,
                                           (unaudited)         2000         1999          1998
                                           ---------------------------------------------------
Net asset value, beginning of period           $ 10.34       $ 8.20       $ 4.84       $ 10.00
                                           ---------------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c)                (.05)        (.04)         .02           .08
Net realized and unrealized gain (loss) on
  investments and foreign
  currency transactions                           (.83)        2.18         3.34         (5.18)
                                           ---------------------------------------------------
Net increase (decrease) in net asset value
  from operations                                 (.88)        2.14         3.36         (5.10)
Less: Dividends
Dividends from net investment income                -0-          -0-          -0-         (.06)
                                           ---------------------------------------------------
Net asset value, end of period                 $  9.46       $10.34       $ 8.20       $  4.84
                                           ---------------------------------------------------
Total Return
Total investment return based on
  net asset value(d)                             (8.51)%      26.10%       69.42%       (51.20)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                              $ 2,851       $2,471       $1,011       $   445
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(e)                             2.52%(f)     2.52%        2.52%         2.52%(f)
  Expenses, before waivers/
    reimbursements                                9.07%(f)     9.92%       19.68%        18.27%(f)
  Net investment income (loss)                  (1.20)%(f)     (.42)%        .36%         1.20%(f)
Portfolio turnover rate                             71%         158%          94%           58%

See footnote summary on page 26.


--------------------------------------------------------------------------------
22 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                             ----------------------------------------------
                                                                 Class B
                                             ----------------------------------------------
                                              Six Months                       September 3,
                                                   Ended                            1997(a)
                                             January 31,     Year Ended July 31,        to
                                                    2001     -------------------  July 31,
                                             (unaudited)        2000        1999      1998
                                             ---------------------------------------------
Net asset value, beginning of period .....        $10.13      $ 8.12      $ 4.82   $ 10.00
                                             ---------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) .......          (.09)       (.11)       (.01)      .03
Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions ..................          (.83)       2.12        3.31     (5.17)
                                             ---------------------------------------------
Net increase (decrease) in net asset value
  from operations ........................          (.92)       2.01        3.30     (5.14)
                                             ---------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income .....            -0-         -0-         -0-     (.03)
Distributions in excess of net
    investment income ....................            -0-         -0-         -0-     (.01)
                                             ---------------------------------------------
Total dividends and distributions ........            -0-         -0-         -0-     (.04)
                                             ---------------------------------------------
Net asset value, end of period ...........        $ 9.21      $10.13      $ 8.12   $  4.82
                                             =============================================
Total Return
Total investment return based
  on net asset value(d) ..................         (9.08)%     24.75%      68.46%   (51.53)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ........................        $3,557      $4,047      $1,902   $ 1,551
Ratio to average net assets of:
  Expenses, net of
    waivers/reimbursements(e) ............          3.22%(f)    3.22%       3.22%     3.22%(f)
  Expenses, before
    waivers/reimbursements ...............          9.77%(f)   10.72%      20.22%    19.18%(f)
  Net investment income (loss) ...........         (1.89)%(f)  (1.13)%      (.22)%     .53%(f)
Portfolio turnover rate ..................            71%        158%         94%       58%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 23

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                             ----------------------------------------------
                                                                 Class C
                                             ----------------------------------------------
                                              Six Months                       September 3,
                                                   Ended                            1997(a)
                                             January 31,     Year Ended July 31,        to
                                                    2001     -------------------  July 31,
                                             (unaudited)        2000        1999      1998
                                             ---------------------------------------------
Net asset value, beginning of period ..           $10.13      $ 8.11      $ 4.82   $ 10.00
                                             ---------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) ....             (.09)       (.13)       (.03)      .03
Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions ...............             (.82)       2.15        3.32     (5.17)
                                             ---------------------------------------------
Net increase (decrease) in net asset
  value from operations ...............             (.91)       2.02        3.29     (5.14)
                                             ---------------------------------------------
Less: Dividends and Distributions
Dividends from net investment income ..               -0-         -0-         -0-     (.03)
Distributions in excess of net
  investment income ...................               -0-         -0-         -0-     (.01)
                                             ---------------------------------------------
Total dividends and distributions .....               -0-         -0-         -0-     (.04)
                                             ---------------------------------------------
Net asset value, end of period ........           $ 9.22      $10.13      $ 8.11   $  4.82
                                             =============================================
Total Return
Total investment return based on
  net asset value(d) ..................            (8.98)%     24.91%      68.26%   (51.53)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .....................           $  995      $1,372      $  162   $   102
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(e) .................             3.22%(f)    3.22%       3.22%     3.22%(f)
  Expenses, before waivers/
    reimbursements ....................             9.77%(f)   10.01%      20.41%    19.37%(f)
  Net investment income (loss) ........            (1.90)%(f)  (1.31)%      (.49)%     .50%(f)
Portfolio turnover rate ...............               71%        158%         94%       58%

See footnote summary on page 26.


--------------------------------------------------------------------------------
24 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                             ----------------------------------------------
                                                               Advisor Class
                                             ----------------------------------------------
                                              Six Months                       September 3,
                                                   Ended                            1997(a)
                                             January 31,     Year Ended July 31,        to
                                                    2001     -------------------  July 31,
                                             (unaudited)        2000        1999      1998
                                             ---------------------------------------------
Net asset value, beginning of period .....        $10.41      $ 8.24      $ 4.85   $ 10.00
                                             ---------------------------------------------
Income From Investment Operations
Net investment income (loss)(b)(c) .......          (.05)       (.02)        .04       .10
Net realized and unrealized gain (loss) on
  investments and foreign
  currency transactions ..................          (.83)       2.19        3.35     (5.18)
                                             ---------------------------------------------
Net increase (decrease) in net asset value
  from operations ........................          (.88)       2.17        3.39     (5.08)
                                             ---------------------------------------------
Less: Dividends
Dividends from net investment income .....            -0-         -0-         -0-     (.07)
                                             ---------------------------------------------
Net asset value, end of period ...........        $ 9.53      $10.41      $ 8.24   $  4.85
                                             =============================================
Total Return
Total investment return based
  on net asset value(d) ..................         (8.45)%     26.34%      69.90%   (51.06)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ........................        $  159      $  273      $  161   $    60
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements(e) ....................          2.22%(f)    2.22%       2.22%     2.22%(f)
  Expenses, before waivers/
    reimbursements .......................          8.77%(f)    9.61%      19.01%    18.13%(f)
  Net investment income (loss) ...........          (.97)%(f)   (.15)%       .58%     1.51%(f)
Portfolio turnover rate ..................            71%        158%         94%       58%

See footnote summary on page 26.


--------------------------------------------------------------------------------
                                            ALLIANCE GREATER CHINA '97 FUND o 25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a)   Commencement of operations.
(b)   Based on average shares outstanding.
(c)   Net of expenses waived/reimbursed by the Adviser.
(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                               Six Months
                                    Ended                          September 3,
                              January 31,  Year Ended  Year Ended    1997(a) to
                                     2001     July 31,   July 31,      July 31,
                              (unaudited)         2000       1999       1998(f)
                             ---------------------------------------------------
Class A                             2.50%        2.50%      2.50%         2.50%
Class B                             3.20%        3.20%      3.20%         3.20%
Class C                             3.20%        3.20%      3.20%         3.20%
Advisor Class                       2.20%        2.20%      2.20%         2.20%

(f)   Annualized.


--------------------------------------------------------------------------------
26 o ALLIANCE GREATER CHINA '97 FUND

--------------------------------------------------------------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

inflation

The overall general upward price movement of goods and services in an economy.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

A group of securities that are similar with respect to maturity, type, rating, industry and/or coupon. Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.


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                                            ALLIANCE GREATER CHINA '97 FUND o 27
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ALLIANCE CAPITAL
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ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $454 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 41 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 605 investment professionals in 36 cities and 21 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 12/31/00.


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28 o ALLIANCE GREATER CHINA '97 FUND
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                                                ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------------------------------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Biotechnology Portfolio, Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Small Cap Growth Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


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                                            ALLIANCE GREATER CHINA '97 FUND o 29
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BOARD OF DIRECTORS
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BOARD OF DIRECTORS

John D. Carifa, Chairman and President
David H. Dievler(1)
William H. Foulk, Jr.(1)
Tak-Lung Tsim

OFFICERS

Matthew W. S. Lee, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Mamuro Yamaoka, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Distributor

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY10004

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY10019

(1)   Member of the Audit Committee


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30 o ALLIANCE GREATER CHINA '97 FUND
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                                                ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------------------------------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Technology Fund
The Alliance Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small CapValue Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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                                            ALLIANCE GREATER CHINA '97 FUND o 31
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NOTES


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32 o ALLIANCE GREATER CHINA '97 FUND

Alliance Greater China '97 Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

GCFSR101